INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

	DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES	ACQUIRED TECHNOLOGY AND SOFTWARE	GOODWILL	CUSTOMER CONTRACTS AND CUSTOMER BASES	CONTENT ASSETS	INTERNALLY DEVELOPED INTANGIBLES	TOTAL
Net book amount as of January 1, 2025	108,486	414	10,800	6,573	—	4,538	130,811
Additions	—	—	—	—	—	1,836	1,836
Business combinations (Note 5)	8,200	23,500	57,709	26,100	—	—	115,509
Amortization charge	(423)	(1,644)	—	(3,394)	—	(835)	(6,296)
Translation differences	12,370	51	21	166	—	605	13,213
Net book amount as of June 30, 2025	128,633	22,321	68,530	29,445	—	6,144	255,073
Cost	136,503	24,003	68,530	38,863	3,862	9,968	281,729
Accumulated amortization	(7,870)	(1,682)	—	(9,418)	(3,862)	(3,824)	(26,656)
Net book amount as of June 30, 2025	128,633	22,321	68,530	29,445	—	6,144	255,073

Net book amount as of January 1, 2024	78,071	—	10,800	4,964	—	4,165	98,000
Additions including adjustments arising as a result of a change in estimate	33,782	—	—	4,274	255	1,089	39,400
Amortization charge	(38)	—	—	(1,065)	(127)	(589)	(1,819)
Translation differences	(2,257)	—	—	(38)	5	(127)	(2,417)
Net book amount as of June 30, 2024	109,558	—	10,800	8,135	133	4,538	133,164
Cost	116,342	—	10,800	11,765	3,797	6,539	149,243
Accumulated amortization	(6,784)	—	—	(3,630)	(3,664)	(2,001)	(16,079)
Net book amount as of June 30, 2024	109,558	—	10,800	8,135	133	4,538	133,164

Additions during the six months ended June 30, 2025 include the assets from the OddsJam Acquisition. The acquired intangible assets are categorized among domain names and related websites, customer contracts and customer bases, goodwill and acquired technology (additional information regarding the acquisition of intangible assets is disclosed in Note 5).
Additions during the six months ended June 30, 2024 include the Freebets.com Assets. The acquired intangible assets are categorized among domain names and related websites, customer contracts and customer bases, and content assets and also included an adjustment arising as a change in estimates of $900.

As of June 30, 2025 and December 31, 2024, domain names, mobile apps and related websites balance included fully amortized mobile apps with book value of $7,295 and $6,470, respectively.

For the six months ended June 30, 2025 and 2024, cash paid for intangible assets, other than those acquired in business combinations, and capitalized software developments was $1,791 and $21,670, respectively.

The following table distinguishes finite and indefinite intangible assets as of June 30, 2025 and December 31, 2024:

	As of June 30, 2025	As of December 31, 2024
Net book value of assets with finite useful lives
Customer contracts and customer bases	29,445	6,573
Acquired technology and Software	22,321	414
Domain names, mobile apps and related websites	7,790	—
Internally developed intangibles	6,144	4,538
Total net book value of assets with finite useful lives	65,700	11,525
Net book value of assets with indefinite useful lives
Domain names and related websites	120,843	108,486
Goodwill	68,530	10,800
Total net book value of assets with indefinite useful lives	189,373	119,286
Total net book value of intangible assets	255,073	130,811